Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Schedule of Outstanding Interest Rate Derivatives

As of December 31, 2018, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2018	Maximum notional amount(1)	Effective date	Ending date
5.8700%	$539,114	$539,114	August 31, 2017	November 28, 2025	(2)
5.4200%	362,437	362,437	September 6, 2007	May 31, 2024
5.6000%	121,600	121,600	June 23, 2010	December 23, 2021	(3)
3.2675%	69,882	69,882	September 8, 2015	September 8, 2020
3.0900%	68,443	68,443	June 5, 2015	June 5, 2020
1.6000%	42,293	42,293	April 7, 2014	March 20, 2019
(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional amounts over the remaining term of the swap.
(2)

Swap counterparty has an early termination right in August 2019 which may require the Company to settle the swap earlier than the termination date. The fair value liability as of December 31, 2018 for this swap is $68,728,000.

(3)	Prospectively de-designated as an accounting hedge in 2008.

Schedule of Derivatives

The following provides information about the Company’s derivatives:

	2018	2017
Fair value of financial instruments asset
Interest rate swaps	$113	$—
Fair value of financial instruments liability
Interest rate swaps	115,853	168,860
Derivative put instrument	11,319	—

Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings

The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	2018	2017	2016
Earnings (loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	$14,669	$(12,631)	$(29,118)
Change in fair value of derivative put instrument	821	—	—
Loss reclassified from AOCL to net earnings(1)
Interest expense	$(333)	$(1,927)	$(3,407)
Depreciation and amortization	(784)	(932)	(966)

(1)

The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were voluntarily de-designated as accounting hedges. The amounts in accumulated other comprehensive income are recognized in earnings when and where the previously hedged interest is recognized in earnings.